CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)	Non- controlling interests USD ($)	IFRS 9 Deficit USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2017 | shares		980,933
Beginning balance equity at Dec. 31, 2017	$ 1,566,393	$ 2,197,267	$ 60,039	$ (94,294)	$ (610,908)	$ 14,289
Net income	45,121					16,183	$ 28,938
Impact of change in credit spread on convertible notes	(160)			(160)
Unrealized loss on investments	$ (6,221)			(6,221)
Number of shares issued on exercise of stock options (in shares) | shares	12,347	12,173
Shares issued on exercise of stock options (Note 14)	$ 22,397	$ 22,397
Shares pending issuance on exercise of stock options (in shares) | shares		645
Shares pending issuance on exercise of stock options	1,364	$ 1,364
Shares issued on vesting of RSUs (in shares) | shares		671
Shares issued on vesting of RSUs (Note 14)	0	$ 1,792	(1,792)
Payments received from non-controlling interest	434					434
Acquisition of non-controlling interest	(2,500)				(2,500)
Sale of non-controlling interest (Note 10)	47,000				(10,199)	57,199
Net loan receivable on sale of non-controlling interest (Note 10)	(45,050)					(45,050)
Interest on loan to non-controlling interest	203				1,352	(1,149)
Shares issued for mineral property interests (in shares) | shares		200
Shares issued for mineral property interest	486	$ 486
Share-based payments (Note 14)	23,386		23,386
Transfer to share capital on exercise of stock options	0	$ 10,744	(10,744)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2018 | shares		994,622
Ending balance equity at Dec. 31, 2018	1,652,853	$ 2,234,050	70,889	(146,153)	(547,839)	41,906
Net income	315,841				293,382	22,459
Dividends recognised as distributions to owners	(10,268)				(10,268)
Impact of change in credit spread on convertible notes	0
Unrealized loss on investments	$ 1,082			1,082
Number of shares issued on exercise of stock options (in shares) | shares	35,340	34,116
Shares issued on exercise of stock options (Note 14)	$ 71,568	$ 71,568
Shares pending issuance on exercise of stock options (in shares) | shares		579
Shares pending issuance on exercise of stock options	1,500	$ 1,500
Shares issued on vesting of RSUs (in shares) | shares		1,083
Shares issued on vesting of RSUs (Note 14)	0	$ 2,895	(2,895)
Interest on loan to non-controlling interest	524				3,480	(2,956)
Share-based payments (Note 14)	18,552		18,552
Transfer to share capital on exercise of stock options	0	$ 29,861	(29,861)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2019 | shares		1,030,400
Ending balance equity at Dec. 31, 2019	$ 2,051,652	$ 2,339,874	$ 56,685	$ (145,071)	$ (261,245)	$ 61,409